Share-Based Compensation (Summary Of Restricted Stock Activity) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Number of Shares, Unvested at October 1, 2010	623
Wtd. Avg. Fair Value, Unvested at October 1, 2010	$ 34.27
Number of Shares, Granted	172
Wtd. Avg. Fair Value, Granted	$ 37.73
Number of Shares, Vested	(102)
Wtd. Avg. Fair Value, Vested	$ 39.53
Number of Shares, Forfeited	(133)
Wtd. Avg. Fair Value, Forfeited	$ 33.56
Number of Shares, Unvested at September 30, 2011	560
Wtd. Avg. Fair Value, Unvested at September 30, 2011	$ 34.54